SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of segments abstract [Abstract]
Disclosure of operating segments [text block]
The following is an analysis of the Group’s revenue, results and additions to non-current assets by segment:

2018
	Drybulk Carrier Business				Tanker Business				Unallocated			Consolidated
	Handysize	Supramax	Others	Total	MR Tanker	Small Tanker	Others	Total	Total	Total	Adjustments	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Vessel revenue	116,372	146,097	1,218	263,687	37,911	17,395	5,183	60,489	-	324,176	(20,321)	303,855
Ship sale revenue	8,667	-	-	8,667	-	3,780	-	3,780	-	12,447	(3,780)	8,667
Other	1,670	1,225	1,060	3,955	-	-	1,133	1,133	-	5,088	1,408	6,496
Total revenue	126,709	147,322	2,278	276,309	37,911	21,175	6,316	65,402		341,711	(22,693)	319,018

Voyage expenses	(57,707)	(71,087)	41	(128,753)	(7,966)	(3,463)	-	(11,429)	-	(140,182)	(11,523)	(151,705)
Vessel operating costs	(26,514)	(3,405)	1,670	(28,249)	(11,313)	(8,960)	1,036	(19,237)	-	(47,486)	14,829	(32,657)
Charter hire costs	(16,091)	(69,428)	(1,468)	(86,987)	(16,090)	-	-	(16,090)	-	(103,077)	2,429	(100,648)
Depreciation and amortisation	(9,016)	(2,716)	-	(11,732)	(3,157)	(1,738)	(2,268)	(7,163)	-	(18,895)	4,801	(14,094)
Cost of ship sale	(7,676)	-	-	(7,676)	-	(3,784)	-	(3,784)	-	(11,460)	3,785	(7,675)
Other	(550)	24	859	333	(1,269)	(697)	(2)	(1,968)	-	(1,635)	489	(1,146)
Costs of sales	(117,554)	(146,612)	1,102	(263,064)	(39,795)	(18,642)	(1,234)	(59,671)		(322,735)	14,810	(307,925)

Gross profit (loss)	9,155	710	3,380	13,245	(1,884)	2,533	5,082	5,731		18,976	(7,883)	11,093

Operating (loss) profit	1,758	(5,993)	271	(3,964)	(7,368)	(922)	8,075	(215)	(6,195)	(10,374)	(4,110)	(14,484)
Interest income	1,196	1,190	2	2,388	536	258	42	836	-	3,224	563	3,787
Interest expense	(4,985)	(1,764)	-	(6,749)	(3,249)	(921)	(1,104)	(5,274)	-	(12,023)	5,506	(6,517)
Share of losses of joint ventures	-	-	-	-	-	-	-	-	-	-	(454)	(454)
Impairment loss recognised on financial assets	(16)	(8)	-	(24)	(37)	(21)	(3)	(61)	-	(85)	(1,498)	(1,583)
Taxation	113	(131)	(1)	(19)	158	262	(1,785)	(1,365)	-	(1,384)	(5)	(1,389)
(Loss) profit for the year	(1,934)	(6,706)	272	(8,368)	(9,960)	(1,344)	5,225	(6,079)	(6,195)	(20,642)	2	(20,640)

Impairment loss on ships	-	-	-	-	1,262	1,600	-	2,862	-	2,862	(2,862)	-
Capital expenditure	26,690	6,629	307	33,626	-	815	54	869	-	34,495	(1,776)	32,719

2017
	Drybulk Carrier Business				Tanker Business				Unallocated			Combined
	Handysize	Supramax	Others	Total	MR Tanker	Small Tanker	Others	Total	Total	Total	Adjustments	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Vessel revenue	118,262	156,517	56,644	331,423	42,561	22,740	14,186	79,487		410,910	(24,941)	385,969
Ship sale revenue	6,830	-	-	6,830	10,897	-	-	10,897		17,727	-	17,727
Other	1,639	911	1,068	3,618	(151)	-	958	807		4,425	1,401	5,826
Total revenue	126,731	157,428	57,712	341,871	53,307	22,740	15,144	91,191		433,062	(23,540)	409,522

Voyage expenses	(59,004)	(76,497)	(11,574)	(147,075)	(7,555)	(3,725)	-	(11,280)		(158,355)	(8,569)	(166,924)
Vessel operating costs	(26,546)	(3,302)	(1,020)	(30,868)	(13,267)	(9,488)	(3,072)	(25,827)		(56,695)	15,858	(40,837)
Charter hire costs	(22,773)	(73,336)	(14,054)	(110,163)	(16,257)	(2,148)	-	(18,405)		(128,568)	820	(127,748)
Depreciation and amortisation	(10,642)	(2,648)	(4)	(13,294)	(6,476)	(2,324)	(4,073)	(12,873)		(26,167)	8,192	(17,975)
Cost of ship sale	(5,339)	-	-	(5,339)	(12,221)	-	-	(12,221)		(17,560)	-	(17,560)
Other	341	(124)	(14,957)	(14,740)	(756)	(864)	(278)	(1,898)		(16,638)	274	(16,364)
Costs of sales	(123,963)	(155,907)	(41,609)	(321,479)	(56,532)	(18,549)	(7,423)	(82,504)		(403,983)	16,575	(387,408)

Gross profit	2,768	1,521	16,103	20,392	(3,225)	4,191	7,721	8,687		29,079	(6,965)	22,114

Operating (loss) profit	(20,039)	(3,109)	15,948	(7,200)	(22,203)	(9,372)	6,724	(24,851)	(4,481)	(36,532)	(8,724)	(45,256)
Interest income	2,052	2,048	1,562	5,662	320	215	376	911		6,573	591	7,164
Interest expense	(5,158)	(2,218)	(53)	(7,429)	(2,583)	(600)	(1,361)	(4,544)		(11,973)	5,425	(6,548)
Share of losses of joint ventures	-	-	-	-	-	-	-	-		-	(12,946)	(12,946)
Taxation	(250)	(240)	(2,410)	(2,900)	316	510	(1,693)	(867)		(3,767)	541	(3,226)
(Loss) profit for the year	(23,395)	(3,519)	15,047	(11,867)	(24,150)	(9,247)	4,046	(29,351)	(4,481)	(45,699)	(15,113)	(60,812)
Impairment loss on net assets of disposal group	-	-	5,092	5,092	-	-	-	-	-	5,092	-	5,092
Impairment loss on goodwill and intangible assets	-	-	-	-	3,902	5,853	-	9,755	2,364	12,119	-	12,119
Impairment loss on ships	14,174	-	-	14,174	13,149	4,857	-	18,006	-	32,180	(15,677)	16,503
Capital expenditure	4,148	4,574	1,172	9,894	2,287	20	985	3,292	-	13,186	(6,756)	6,430

2016
	Drybulk Carrier Business				Tanker Business				Unallocated			Combined
	Handysize	Supramax	Others	Total	MR Tanker	Small Tanker	Others	Total	Total	Total	Adjustments	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Vessel revenue	97,239	116,171	76,643	290,053	48,672	22,561	15,721	86,954	-	377,007	(22,884)	354,123
Ship sale revenue	-	-	-	-	12,277	-	-	12,277	-	12,277	(2)	12,275
Other	1,670	905	927	3,502	(859)	-	1,118	259	-	3,761	1,373	5,134
Total revenue	98,909	117,076	77,570	293,555	60,090	22,561	16,839	99,490	-	393,045	(21,513)	371,532

Voyage expenses	(53,362)	(56,009)	(20,657)	(130,028)	(5,019)	(3,454)	(113)	(8,586)	-	(138,614)	(2,133)	(140,727)
Vessel operating costs	(27,046)	(2,482)	862	(28,666)	(13,768)	(9,581)	(3,979)	(27,328)	-	(55,994)	13,083	(42,911)
Charter hire costs	(16,579)	(59,598)	(22,500)	(98,677)	(17,682)	(3,600)	-	(21,282)	-	(119,959)	(1,121)	(121,080)
Depreciation and amortisation	(11,988)	(1,860)	(23)	(13,871)	(7,778)	(1,369)	(3,698)	(12,845)	-	(26,716)	6,910	(19,806)
Cost of ship sale	-	-	-	-	(13,351)	-	-	(13,351)	-	(13,351)	-	(13,351)
Other	(409)	1,436	(26,943)	(25,916)	(1,030)	(830)	(609)	(2,469)	-	(28,385)	525	(27,860)
Costs of sales	(109,384)	(118,513)	(69,261)	(297,158)	(58,628)	(18,834)	(8,399)	(85,861)	-	(383,019)	17,284	(365,735)

Gross (loss) profit	(10,475)	(1,437)	8,309	(3,603)	1,462	3,727	8,439	13,628	-	10,026	(4,229)	5,797

Operating (loss) profit	(20,058)	(8,869)	(3,727)	(32,654)	(8,799)	1,801	7,164	166	(2,804)	(35,292)	(1,457)	(36,749)
Interest income	1,321	1,327	1,159	3,807	276	227	359	862	-	4,669	591	5,260
Interest expense	(4,531)	(1,397)	(91)	(6,019)	(2,477)	(498)	(243)	(3,218)	-	(9,237)	4,338	(4,899)
Share of losses of joint ventures	-	-	-	-	-	-	-	-	-	-	(3,472)	(3,472)
Taxation	(1,459)	(1,498)	(2,755)	(5,712)	1,884	1,499	(1,520)	1,863	-	(3,849)		(3,849)
(Loss) profit for the year	(24,727)	(10,437)	(5,414)	(40,578)	(9,116)	3,029	5,760	(327)	(2,804)	(43,709)	-	(43,709)

Impairment loss on ships	4,425	-	-	4,425	8,200	-	-	8,200	-	12,625	-	12,625
Capital expenditure	8,005	18,024	540	26,569	26,979	2,455	263	29,697	-	56,266	(26,711)	29,555